UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22032

Name of Fund: BlackRock Enhanced International Dividend Trust (BGY)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Enhanced International Dividend Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2018

Date of reporting period: 09/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (Unaudited) September 30, 2018	BlackRock Enhanced International Dividend Trust (BGY) (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 98.0%

Australia — 8.4%
Amcor Ltd.	3,183,632	$31,464,496
Ansell Ltd.	642,538	11,720,436
Sonic Healthcare Ltd.	865,137	15,566,031

		58,750,963
Belgium — 1.2%
bpost SA	506,122	8,213,362

Canada — 10.5%
Rogers Communications, Inc., Class B	692,484	35,614,688
TELUS Corp.	1,017,097	37,490,023

		73,104,711
China — 1.6%
ANTA Sports Products Ltd.	2,377,600	11,350,262

Denmark — 1.8%
Novo Nordisk A/S, Class B	269,928	12,704,177

Finland — 5.1%
Kone OYJ, Class B	658,664	35,158,662

France — 6.9%
Sanofi	367,176	32,806,142
Schneider Electric SE	191,798	15,400,800

		48,206,942
Germany — 4.2%
Deutsche Post AG, Registered Shares	823,072	29,263,788

India — 1.5%
Hero MotoCorp Ltd.	258,655	10,468,027

Japan — 1.6%
Japan Tobacco, Inc.	421,300	11,001,535

Netherlands — 4.3%
Heineken NV	149,488	14,029,544

Security	Shares	Value
Netherlands (continued)
Koninklijke Philips NV	347,780	$15,852,322

		29,881,866
Singapore — 3.0%
DBS Group Holdings Ltd.	561,600	10,713,723
United Overseas Bank Ltd.	507,200	10,026,547

		20,740,270
Sweden — 2.7%
Svenska Handelsbanken AB, Class A	1,471,323	18,555,790

Switzerland — 12.0%
Nestle SA, Registered Shares	400,417	33,329,330
Novartis AG, Registered Shares	452,137	38,919,254
SGS SA, Registered Shares	4,257	11,208,388

		83,456,972
Taiwan — 4.4%
Far EasTone Telecommunications Co. Ltd.	3,518,000	8,387,911
Taiwan Semiconductor Manufacturing Co. Ltd.	2,599,000	22,178,651

		30,566,562
United Kingdom — 23.8%
AstraZeneca PLC	310,495	24,201,236
British American Tobacco PLC	648,600	30,238,053
Diageo PLC	596,483	21,132,247
GlaxoSmithKline PLC	1,291,186	25,894,363
Imperial Brands PLC	932,996	32,466,345
Unilever PLC	577,295	31,713,182

		165,645,426
United States — 5.0%
3M Co.(a)	102,009	21,494,316
Microsoft Corp.(a)	116,534	13,327,994

		34,822,310
Total Common Stocks — 98.0% (Cost — $693,544,578)		681,891,625

1

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Enhanced International Dividend Trust (BGY) (Percentages shown are based on Net Assets)

Security	Shares	Value
Preferred Stocks — 0.7%

China — 0.6%
Xiaoju Kuaizhi, Inc., Series A-17 (Acquired 07/28/15, cost $2,106,332), 0.00%(b)(c)(d)	76,800	$3,911,424

India — 0.1%
Jasper Infotech Private Ltd., Series I, (Acquired 05/07/14 — 10/29/14, cost $3,948,600), 0.00%(b)(c)(d)	5,300	1,088,355

Total Preferred Stocks — 0.7% (Cost — $6,054,933)		4,999,779

Total Long-Term Investments — 98.7% (Cost — $699,599,511)		686,891,404

Security	Shares	Value
Short-Term Securities — 0.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.97%(e)(f)	3,531,919	$3,531,919

Total Short-Term Securities — 0.5% (Cost — $3,531,919)		3,531,919

Total Investments Before Options Written — 99.2% (Cost — $703,131,430)		690,423,323

Options Written — (0.9)% (Premiums Received — $5,200,619)		(5,951,878)

Total Investments, Net of Options Written — 98.4% (Cost — $697,930,811)		684,471,445
Other Assets Less Liabilities — 1.6%		11,218,542

Net Assets — 100.0%		$695,689,987

(a)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(b)

Restricted security as to resale, excluding 144A securities. As of period end, the Trust held restricted securities with a current value of $4,999,779 and an original cost of $6,054,932, which was 0.8% of its net assets.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Non-income producing security.
(e)	Annualized 7-day yield as of period end.
(f)

During the period ended September 30, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Trust were as follows:

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	5,073,700	(1,541,781)	3,531,919	$3,531,919	$67,864	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan New Dollar
USD	United States Dollar

2

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Enhanced International Dividend Trust (BGY)

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
3M Co.	94	10/05/18	USD	215.00	USD	1,981	$(2,961)
Microsoft Corp.	254	10/05/18	USD	109.00	USD	2,905	(141,605)
Microsoft Corp.	25	10/12/18	USD	113.00	USD	286	(6,062)
Rogers Communications, Inc., Class B	410	10/12/18	CAD	67.50	CAD	2,724	(8,888)
Rogers Communications, Inc., Class B	409	10/12/18	CAD	68.00	CAD	2,717	(5,541)
3M Co.	134	10/19/18	USD	210.00	USD	2,824	(49,245)
Microsoft Corp.	359	10/19/18	USD	110.00	USD	4,106	(183,988)
Rogers Communications, Inc., Class B	730	10/19/18	CAD	70.00	CAD	4,849	(5,934)
Microsoft Corp.	61	10/26/18	USD	115.00	USD	698	(16,317)
3M Co.	117	11/02/18	USD	212.50	USD	2,465	(51,188)
3M Co.	134	11/09/18	USD	212.50	USD	2,824	(62,645)
TELUS Corp.	284	11/16/18	CAD	50.00	CAD	1,352	(3,518)

							$(537,892)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
TELUS Corp.	Morgan Stanley & Co. International PLC	28,500	10/01/18	CAD	$47.65	CAD	1,357	$(4,656)
Ansell Ltd.	Citibank N.A.	32,000	10/03/18	AUD	25.48	AUD	807	(3,464)
DBS Group Holdings Ltd.	JPMorgan Chase Bank N.A.	120,300	10/03/18	SGD	25.73	SGD	3,137	(39,267)
Diageo PLC	Morgan Stanley & Co. International PLC	77,900	10/03/18	GBP	27.60	GBP	2,117	(6,458)
Far EasTone Telecommunications Co. Ltd.	JPMorgan Chase Bank N.A.	109,000	10/03/18	USD	73.26	USD	7,935	(1,046)
Heineken NV	Morgan Stanley & Co. International PLC	45,000	10/03/18	EUR	86.69	EUR	3,637	(1)
Kone OYJ, Class B	HSBC Bank PLC	34,600	10/03/18	EUR	46.66	EUR	1,591	(15,365)
bpost SA	Credit Suisse International	37,000	10/03/18	EUR	13.78	EUR	517	(13,427)
TELUS Corp.	Goldman Sachs International	24,600	10/09/18	CAD	47.10	CAD	1,171	(14,324)
TELUS Corp.	Royal Bank of Canada	63,600	10/09/18	CAD	48.43	CAD	3,027	(4,861)
bpost SA	Credit Suisse International	37,000	10/09/18	EUR	13.78	EUR	517	(16,699)
ANTA Sports Products Ltd.	UBS AG	310,000	10/10/18	HKD	44.36	HKD	11,585	(1,957)
Amcor Ltd.	Morgan Stanley & Co. International PLC	518,800	10/10/18	AUD	14.73	AUD	7,092	(191)
Sonic Healthcare Ltd.	JPMorgan Chase Bank N.A.	93,000	10/10/18	AUD	26.14	AUD	2,315	(997)
Koninklijke Philips NV	Morgan Stanley & Co. International PLC	163,400	10/12/18	EUR	38.43	EUR	6,415	(209,353)
Novo Nordisk A/S, Class B	Morgan Stanley & Co. International PLC	82,100	10/12/18	DKK	319.16	DKK	24,818	(4,867)
GlaxoSmithKline PLC	Citibank N.A.	572,700	10/17/18	GBP	15.61	GBP	8,814	(95,991)
Heineken NV	Goldman Sachs International	25,300	10/17/18	EUR	83.85	EUR	2,045	(4,673)
Nestle SA, Registered Shares	Morgan Stanley & Co. International PLC	53,700	10/17/18	CHF	80.30	CHF	4,387	(101,421)
Novo Nordisk A/S, Class B	Deutsche Bank AG	44,700	10/17/18	DKK	312.83	DKK	13,512	(11,620)
Sonic Healthcare Ltd.	JPMorgan Chase Bank N.A.	93,000	10/17/18	AUD	26.14	AUD	2,315	(2,934)
Svenska Handelsbanken AB, Class A	Morgan Stanley & Co. International PLC	270,000	10/17/18	SEK	110.00	SEK	30,262	(90,295)
TELUS Corp.	Goldman Sachs International	24,700	10/17/18	CAD	47.40	CAD	1,176	(13,560)
bpost SA	Deutsche Bank AG	35,000	10/17/18	EUR	14.10	EUR	489	(11,512)
Ansell Ltd.	Goldman Sachs International	38,600	10/23/18	AUD	26.44	AUD	974	(4,189)
AstraZeneca PLC	Barclays Bank PLC	129,800	10/23/18	GBP	59.96	GBP	7,762	(211,555)

3

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Enhanced International Dividend Trust (BGY) (Percentages shown are based on Net Assets)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Deutsche Post AG, Registered Shares	Morgan Stanley & Co. International PLC	218,000	10/23/18	EUR	$31.97	EUR	6,675	$(26,354)
Far EasTone Telecommunications Co. Ltd.	Morgan Stanley & Co. International PLC	258,000	10/23/18	USD	72.58	USD	18,782	(9,520)
TELUS Corp.	Morgan Stanley & Co. International PLC	46,100	10/23/18	CAD	48.08	CAD	2,195	(12,968)
ANTA Sports Products Ltd.	JPMorgan Chase Bank N.A.	808,000	10/24/18	HKD	38.63	HKD	30,195	(156,239)
Novartis AG, Registered Shares	Morgan Stanley & Co. International PLC	6,750	10/24/18	CHF	82.75	CHF	570	(16,924)
Unilever PLC	Morgan Stanley & Co. International PLC	123,300	10/24/18	GBP	43.30	GBP	5,197	(59,434)
Amcor Ltd.	Citibank N.A.	624,700	10/26/18	AUD	14.58	AUD	8,540	(11,633)
Diageo PLC	Deutsche Bank AG	88,950	10/26/18	GBP	27.28	GBP	2,418	(48,254)
Imperial Brands PLC	Deutsche Bank AG	17,000	10/26/18	GBP	27.77	GBP	454	(6,616)
Kone OYJ, Class B	Credit Suisse International	69,000	10/26/18	EUR	46.57	EUR	3,172	(86,809)
Sanofi	Deutsche Bank AG	37,300	10/26/18	EUR	73.41	EUR	2,870	(167,467)
Schneider Electric SE	Credit Suisse International	18,500	10/26/18	EUR	69.20	EUR	1,279	(30,376)
United Overseas Bank Ltd.	UBS AG	127,300	10/26/18	SGD	26.82	SGD	3,440	(68,371)
Rogers Communications, Inc., Class B	Goldman Sachs International	26,000	10/29/18	CAD	69.26	CAD	1,727	(5,677)
TELUS Corp.	Credit Suisse International	26,300	10/29/18	CAD	48.46	CAD	1,252	(6,222)
TELUS Corp.	Royal Bank of Canada	41,000	10/29/18	CAD	48.40	CAD	1,952	(10,276)
Novartis AG, Registered Shares	Goldman Sachs International	81,800	10/30/18	CHF	80.35	CHF	6,910	(365,712)
SGS SA, Registered Shares	Goldman Sachs International	1,500	10/30/18	CHF	2,569.96	CHF	3,876	(73,471)
Unilever PLC	Goldman Sachs International	69,000	10/30/18	GBP	42.60	GBP	2,908	(55,847)
Amcor Ltd.	UBS AG	317,300	10/31/18	AUD	14.15	AUD	4,337	(24,976)
Ansell Ltd.	Morgan Stanley & Co. International PLC	54,800	10/31/18	AUD	25.21	AUD	1,383	(23,798)
Ansell Ltd.	Morgan Stanley & Co. International PLC	32,000	10/31/18	AUD	24.94	AUD	807	(18,115)
Diageo PLC	Credit Suisse International	5,000	10/31/18	GBP	27.07	GBP	136	(3,719)
Far EasTone Telecommunications Co. Ltd.	Goldman Sachs International	500,000	10/31/18	USD	75.37	USD	36,400	(5,785)
Kone OYJ, Class B	Morgan Stanley & Co. International PLC	130,300	10/31/18	EUR	46.34	EUR	5,990	(193,557)
Sanofi	Goldman Sachs International	71,300	10/31/18	EUR	77.19	EUR	5,487	(100,381)
TELUS Corp.	Morgan Stanley & Co. International PLC	33,400	10/31/18	CAD	48.50	CAD	1,590	(8,077)
Taiwan Semiconductor Manufacturing Co. Ltd.	JPMorgan Chase Bank N.A.	987,000	10/31/18	USD	260.10	USD	257,163	(261,851)
United Overseas Bank Ltd.	JPMorgan Chase Bank N.A.	111,000	10/31/18	SGD	27.82	SGD	2,999	(29,227)
AstraZeneca PLC	Barclays Bank PLC	16,200	11/01/18	GBP	57.00	GBP	969	(72,352)
DBS Group Holdings Ltd.	Morgan Stanley & Co. International PLC	143,600	11/01/18	SGD	25.05	SGD	3,745	(129,857)
Far EasTone Telecommunications Co. Ltd.	UBS AG	257,000	11/01/18	USD	76.90	USD	18,710	(1,308)
GlaxoSmithKline PLC	Barclays Bank PLC	34,100	11/01/18	GBP	15.15	GBP	525	(20,582)
Imperial Brands PLC	Goldman Sachs International	183,500	11/01/18	GBP	26.50	GBP	4,899	(219,141)
Japan Tobacco, Inc.	JPMorgan Chase Bank N.A.	103,400	11/01/18	JPY	3,070.42	JPY	306,787	(22,330)
Nestle SA, Registered Shares	UBS AG	134,500	11/01/18	CHF	82.64	CHF	10,987	(113,257)
Sanofi	Credit Suisse International	63,900	11/01/18	EUR	76.16	EUR	4,917	(140,408)
Schneider Electric SE	Morgan Stanley & Co. International PLC	42,100	11/01/18	EUR	70.94	EUR	2,912	(50,480)
Svenska Handelsbanken AB, Class A	Morgan Stanley & Co. International PLC	421,500	11/01/18	SEK	107.76	SEK	47,242	(263,687)
TELUS Corp.	Goldman Sachs International	110,700	11/01/18	CAD	48.50	CAD	5,270	(31,710)
Unilever PLC	Credit Suisse International	72,000	11/01/18	GBP	42.53	GBP	3,035	(50,062)
Rogers Communications, Inc., Class B	Citibank N.A.	72,300	11/02/18	CAD	67.25	CAD	4,803	(37,055)
TELUS Corp.	Goldman Sachs International	32,400	11/05/18	CAD	48.00	CAD	1,543	(12,650)

4

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Enhanced International Dividend Trust (BGY)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Ansell Ltd.	Citibank N.A.	52,600	11/06/18	AUD	$25.75	AUD	1,327	$(16,193)
Far EasTone Telecommunications Co. Ltd.	Citibank N.A.	339,000	11/06/18	USD	73.74	USD	24,679	(9,624)
Deutsche Post AG, Registered Shares	Credit Suisse International	200,000	11/07/18	EUR	31.92	EUR	6,124	(67,187)
Diageo PLC	Credit Suisse International	41,200	11/07/18	GBP	27.25	GBP	1,120	(27,196)
Diageo PLC	Goldman Sachs International	26,200	11/07/18	GBP	26.35	GBP	712	(38,820)
Kone OYJ, Class B	Credit Suisse International	52,000	11/07/18	EUR	47.16	EUR	2,390	(68,402)
Novartis AG, Registered Shares	Morgan Stanley & Co. International PLC	124,000	11/07/18	CHF	82.25	CHF	10,476	(376,120)
Sonic Healthcare Ltd.	Citibank N.A.	89,000	11/07/18	AUD	25.27	AUD	2,215	(25,295)
TELUS Corp.	Goldman Sachs International	46,000	11/08/18	CAD	48.53	CAD	2,190	(15,222)
Schneider Electric SE	Morgan Stanley & Co. International PLC	29,500	11/09/18	EUR	66.57	EUR	2,040	(121,656)
Rogers Communications, Inc., Class B	UBS AG	72,200	11/13/18	CAD	68.00	CAD	4,796	(44,057)
ANTA Sports Products Ltd.	Morgan Stanley & Co. International PLC	308,000	11/14/18	HKD	37.50	HKD	11,510	(106,067)
Kone OYJ, Class B	UBS AG	23,600	11/14/18	EUR	46.66	EUR	1,085	(39,716)
Ansell Ltd.	Citibank N.A.	91,900	11/16/18	AUD	25.41	AUD	2,319	(43,425)
British American Tobacco PLC	Morgan Stanley & Co. International PLC	113,500	11/20/18	GBP	36.69	GBP	4,060	(113,908)
Diageo PLC	Credit Suisse International	41,200	11/20/18	GBP	27.25	GBP	1,120	(32,383)
Imperial Brands PLC	Morgan Stanley & Co. International PLC	126,000	11/20/18	GBP	27.53	GBP	3,364	(99,787)
SGS SA, Registered Shares	UBS AG	500	11/20/18	CHF	2,636.03	CHF	1,292	(13,769)
Sonic Healthcare Ltd.	Goldman Sachs International	120,000	11/20/18	AUD	26.01	AUD	2,987	(19,560)
Taiwan Semiconductor Manufacturing Co. Ltd.	Morgan Stanley & Co. International PLC	235,000	11/20/18	USD	270.30	USD	61,229	(41,604)
British American Tobacco PLC	Morgan Stanley & Co. International PLC	113,500	11/27/18	GBP	36.69	GBP	4,060	(130,446)
Japan Tobacco, Inc.	JPMorgan Chase Bank N.A.	44,000	11/27/18	JPY	3,007.77	JPY	130,548	(26,331)

								$(5,413,986)

5

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Enhanced International Dividend Trust (BGY) (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	$—	$58,750,963	$—	$58,750,963
Belgium	—	8,213,362	—	8,213,362
Canada	73,104,711	—	—	73,104,711
China	—	11,350,262	—	11,350,262
Denmark	—	12,704,177	—	12,704,177
Finland	—	35,158,662	—	35,158,662
France	—	48,206,942	—	48,206,942
Germany	—	29,263,788	—	29,263,788
India	—	10,468,027	—	10,468,027
Japan	—	11,001,535	—	11,001,535
Netherlands	—	29,881,866	—	29,881,866
Singapore	—	20,740,270	—	20,740,270
Sweden	—	18,555,790	—	18,555,790
Switzerland	—	83,456,972	—	83,456,972
Taiwan	—	30,566,562	—	30,566,562
United Kingdom	—	165,645,426	—	165,645,426
United States	34,822,310	—	—	34,822,310

6

Schedule of Investments (unaudited) (continued) September 30, 2018	BlackRock Enhanced International Dividend Trust (BGY)

	Level 1	Level 2	Level 3	Total
Preferred Stocks	$—	$—	$4,999,779	$4,999,779
Short-Term Securities	3,531,919	—	—	3,531,919

	$111,458,940	$573,964,604	$4,999,779	$690,423,323

Derivative Financial Instruments(a)
Liabilities:
Equity contracts	$(537,892)	$(5,413,986)	$—	$(5,951,878)

(a)	Derivative financial instruments are options written, which are shown at value.

Transfers between Level 1 and Level 2 were as follows:

	Transfers into Level 1(a)	Transfers out of Level 1(a)	Transfers Into Level 2(a)	Transfers out of Level 2(a)
Assets:
Long-Term Investments:
Common Stocks	$—	$17,468,213	$17,468,213	$—

(a)	External pricing service used to reflect any significant market movements between the time the Trust valued such foreign securities and the earlier closing of foreign markets.

7

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced International Dividend Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced International Dividend Trust

Date: November 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced International Dividend Trust

Date: November 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced International Dividend Trust

Date: November 19, 2018